[CLIFFORD CHANCE LETTERHEAD]

August 29, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Alternative Investment Partners Absolute Return Fund II P (“Feeder Fund”) File Numbers 811-22193 & 333-149943

Alternative Investment Partners Absolute Return Fund II A (“Master Fund”) File Numbers 811-22192 & 333-149942 (each a “Fund,” and collectively, the “Funds”)

To Whom it May Concern:

I enclose Pre-Effective Amendment No.2 to each Fund’s registration statement on Form N-2, to be filed via EDGAR on or about the date hereof.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz
Jeremy Senderowicz